Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of group's share in equity	49.00%	49.00%	49.00%